Schedule of property and equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 190,427	$ 178,556
Less: accumulated depreciation	(83,840)	(90,844)
Total	106,587	87,712
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	178,406	167,257
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,021	$ 11,299